Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	BIOSANTE PHARMACEUTICALS INC
Entity Central Index Key	0001023024
Document Type	S-4
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Entity Filer Category	Accelerated Filer